As filed with the Securities and Exchange	Registration No. 333-133944
Commission on October 15, 2019	Registration No. 811-05626

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ______	[ ]
Post-Effective Amendment No. 39	[X]
AMENDMENT TO REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Post-Effective Amendment No. 446	[X]
(Check appropriate box or boxes.)

Separate Account B
(Exact Name of Registrant)

Venerable Insurance and Annuity Company
(Name of Depositor)

699 Walnut Street, Suite 1350
Des Moines, Iowa 50309-3942
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 944-4114
(Depositor’s Telephone Number, including Area Code)

J. Neil McMurdie
Vice President and Senior Counsel
Venerable Insurance and Annuity Company
1475 Dunwoody Drive, Suite 200
West Chester, Pennsylvania 19380
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
[X]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	on __________, pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on __________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-
effective amendment.

Title of Securities Being Registered:  Deferred Combination Variable and Fixed Annuity Contract

PART A
INFORMATION REQUIRED IN A PROSPECTUS

The Prospectus dated May 1, 2019, is incorporated into Part A of this Post-Effective Amendment No. 39 by reference to Registrant’s filing under Rule 485(b) as filed on April 16, 2019.

Venerable Insurance and Annuity Company
and the following variable annuities supported by its Variable Annuity Accounts B:

ARCHITECT®
GOLDENSELECT LANDMARK®
WELLS FARGO LANDMARK
GOLDENSELECT ACCESS®
GOLDENSELECT PREMIUM PLUS®
GOLDENSELECT ESII®
GOLDENSELECT GENERATIONS®
WELLS FARGO OPPORTUNITIES
GOLDENSELECT DVA PLUS®
GOLDENSELECT DVA®
SMARTDESIGN
SMARTDESIGN ADVANTAGE
SMARTDESIGN SIGNATURE

and the following variable annuity supported by its Variable Annuity Account EQ:

EQUI-SELECT

Prospectus Supplement Dated October 15, 2019

This supplement updates the Prospectus for your variable annuity contract and subsequent supplements thereto. Please read it carefully and keep it with your copy of the Prospectus for future reference.   ______________________________________________________________________________

NOTICE OF AND IMPORTANT INFORMATION ABOUT
UPCOMING FUND SUBSTITUTIONS

The following information only affects you if you currently invest in or plan to invest in a subaccount that corresponds to the:
 VY® Baron Growth Portfolio
 VY® Columbia Contrarian Core Portfolio
 VY® Invesco Comstock Portfolio
 VY® T. Rowe Price Equity Income Portfolio
 VY® JPMorgan Small Cap Core Equity Portfolio
 VY® T. Rowe Price Growth Equity Portfolio

On August 9, 2019, the U.S. Securities and Exchange Commission issued an order to permit Venerable Insurance and Annuity Company (the “Company”) and its Variable Annuity Accounts B and EQ (the “Separate Accounts”) to replace, effective on or about the close of business on

December 13, 2019 (the “Substitution Date”), the following “Existing Funds” with the corresponding “Replacement Funds”:

Existing Funds	Replacement Funds
VY® Baron Growth Portfolio – Class S	Voya Russell Mid Cap Growth Index Portfolio – Class S
VY® Columbia Contrarian Core Portfolio – Class S	Voya U.S. Stock Index Portfolio – Class S
VY® Invesco Comstock Portfolio – Class S	Voya Russell Large Cap Value Index Portfolio – Class S
VY® T. Rowe Price Equity Income Portfolio – Class S	Voya Russell Large Cap Value Index Portfolio – Class S
VY® JPMorgan Small Cap Core Equity Portfolio – Class S	Voya Russell Small Cap Index Portfolio – Class S
VY® T. Rowe Price Growth Equity Portfolio – Class S	Voya Russell Large Cap Growth Index Portfolio – Class S

INFORMATION ABOUT THE VOYA U.S. STOCK INDEX PORTFOLIO

In connection with the upcoming fund substitution involving the VY® Columbia Contrarian Core Portfolio referenced above, effective on the Substitution Date, Class S shares of the Voya U.S. Stock Index Portfolio will be added to your Contract as an available investment option.

Please note the following information about the U.S. Stock Index Portfolio:

Fund Name Investment Adviser/Subadviser	Investment Objective
Voya U.S. Stock Index Portfolio (Class S) Investment Adviser: Voya Investments, LLC Subadvisers: Voya Investment Management Co. LLC	Seeks total return.

The following lists important information regarding the upcoming fund substitutions that you should consider:
•
Voluntary Transfers Before the Substitution Date. Prior to the Substitution Date, and for thirty days thereafter you may transfer amounts allocated to a subaccount that invests in an Existing Fund to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers). Withdrawals may be taken during the same period, but only in accordance with and subject to the terms and conditions of your Contract.

•
On the Substitution Date.  On the Substitution Date, your investment in a subaccount that invests in an Existing Fund will automatically become an investment in the subaccount that invests in the corresponding Replacement Fund with an equal total net asset value.

•
Fees, Charges and Taxes.  You will not incur any fees or charges or any tax liability because of the substitutions, and your Contract value immediately before the substitutions will equal your Contract value immediately after the substitutions.

•
Fund Fees and Expenses.  The overall fees and expenses of each Replacement Fund are less than those of the corresponding Existing Fund. Each Replacement Fund’s fees and expenses, investment objective and information about its investment adviser/subadviser are more fully described in the Replacement Fund’s summary prospectus.

•
Replacement Fund’s Prospectus.  Prior to the Substitution Date you will be sent a summary prospectus for each Replacement Fund. Read the summary prospectuses carefully before deciding what to do with amounts allocated to the subaccounts that invest in the Existing Funds and the corresponding Replacement Funds. If you have not received one, or if you need another copy, please contact Customer Service at 1-800-366-0066

•
After the Substitution Date.  After the Substitution Date, each subaccount investing in an Existing Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus. Unless you provide us with alternative allocation instructions, after the Substitution Date all allocations directed to a subaccount that invested in an Existing Fund will be automatically allocated to the subaccount that invests in the corresponding Replacement Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at 1-800-366-0666.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
(800) 366-0066

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

PART B
INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information dated May 1, 2019, is incorporated into Part B of this Post-Effective Amendment No. 39 by reference to Registrant’s filing under Rule 485(b) as filed on April 16, 2019.

Part C
OTHER INFORMATION
Item 24	Financial Statements and Exhibits

(a)		Financial Statements
Incorporated by reference in Part A: Condensed Financial Information
Incorporated by reference in Part B: Condensed Financial Information (Accumulation Unit Values) Financial Statements of Separate Account B:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2018
		-	Statements of Operations for the year ended December 31, 2018
		-	Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017
		-	Notes to Financial Statements
Financial Statements of Voya Insurance and Annuity Company:
		-	Report of Independent Auditors
		-	Balance Sheets – as of December 31, 2018 and 2017
		-	Statements of Operations – for the years ended December 31, 2018 and 2017
		-	Statements of Changes in Capital and Surplus – for the years ended December 31, 2018 and 2017
		-	Statements of Cash Flows – for the years ended December 31, 2018 and 2017
		-	Notes to Financial Statements

(b)		Exhibits
	(1)	(a)
Resolution of the Board of Directors of ING USA Annuity and Life Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

	(2)	Not Applicable

	(3)	(a)
Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 28 to a Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on May 4, 1998; File No. 033-23351.)

(b)
Amendment to and Restatement of the Distribution Agreement between ING USA and Directed Services, Inc. effective January 1, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2004; File No. 333-90516.)

(c)
Form of Dealers Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 30, 1999; File No. 033-23351.)

(d)
Master Selling Agreement. (Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed May 12, 2006; File No. 333-70600).

(e)
Form of Amendment to Master Selling Agreement effective June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(f)
Form of Master Selling Agreement between Voya Insurance and Annuity Company, Directed Services, LLC and Broker-Dealers and General Agents. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

	(4)	(a)
Flexible Premium Deferred Variable Annuity Group Master Contract (IU-MA-3040). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 4, 2006; File No. 333-133944.)

(b)
Flexible Premium Deferred Variable Annuity Certificate (IU-CA-3040). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(c)
Flexible Premium Deferred Variable Annuity Contract (IU-IA-3040). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(d)
Surrender Charge Reduction Endorsement (IU-RA-3042). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(e)
Premium Credit Rider 2% (IU-RA-3043). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(f)
Premium Credit Rider 4% (IU-RA-3044). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(g)
Minimum Guaranteed Income Benefit Rider (IU-RA-1047). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(h)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (GA-RA-1046). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(i)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-RA-3023). (Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 5, 2005; File No. 333-28755.)

(j)
Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay) (IU-RA-3029). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(k)
Individual Retirement Annuity Rider (GA-RA-1009) (12-02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(l)
ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12-02). (Incorporated herein by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 15, 2003; File No. 033-23351.)

(m)
Guaranteed Death Benefit and Transfer Endorsement (Standard Death Benefit) (GA-RA-1044-3) (01-02). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(n)
Guaranteed Death Benefit and Transfer Endorsement (Quarterly Ratchet Death Benefit) (GA-RA-1044-2) (10-03). (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(o)
Guaranteed Death Benefit and Transfer Endorsement (Max 7 Death Benefit) (GA-RA-1044-4) (10-03). (Incorporated herein by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(p)
TSA without Loans 403(b) Rider (GA-RA-1039). (Incorporated herein by reference to Post-Effective Amendment No. 29 to Registration Statement on Form N-4 for Golden American Life Insurance Company and its Separate Account B, filed on April 16, 2003; File No. 033-59261.)

(q)
Section 72 Rider (GA-RA-1001) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(r)
Section 72 Rider (GA-RA-1002) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(s)
Nursing Home Waiver for Group Certificates (GA-RA-1003) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(t)
Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12-94). (Incorporated herein by reference to the Initial Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on May 9, 2006; File No. 333-133944.)

(u)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus)(IU-RA-3061). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(v)
Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay Plus) (IU-RA-3062). (Incorporated herein by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on July 25, 2007; File No. 333-28679.)

(w)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-3077). (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(x)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-3078).  (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 7, 2008; File No. 333-28755.)

(y)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-4010) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(z)
Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-4011) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-28679.)

(aa)
Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company). (Incorporated herein by reference to Post-Effective Amendment No. 65 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company, filed on April 15, 2015; File No. 333-28679.)

(bb)
Individual Non-Qualified Stretch Annuity Endorsement VI-RA-3164(2016). (Incorporated herein by reference to Post-Effective Amendment No. 49 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 4, 2016; File No. 033-59261.)

(cc)
Enhanced Surrender Value Endorsement VI-RA-4049(2016). (Incorporated herein by reference to Post-Effective Amendment No. 31 to Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on October 24, 2016; File No. 333-133944.)

(dd)
Guaranteed Minimum Interest Rate and Market Value Adjustment Floor Endorsement VI-RA-4050(2017). (Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(5)	(a)
Application (138187) (08/07/06). (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on August 4, 2006; File No. 333-133944.)

(b)
Variable Annuity Application (138311) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(c)
Variable Annuity Application (139859) (01-12-2009). (Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 30, 2008; File No. 333-133944.)

(d)
Deferred Variable Annuity Application (151286) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

(e)
Deferred Variable Annuity Application (151282) (05-01-2009). (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 30, 2009; File No. 333-133944.)

(6) (a)
Restated Articles of Incorporation dated July 2 and 3, 2003 (effective January 1, 2004) providing for the redomestication of Golden American Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-K filed with the Securities and Exchange Commission on March 29, 2004; File No. 033-87270.)

(b)
Amendment to Articles of Incorporation dated November 21, 2003 (effective January 1, 2004) providing for the name change of Golden American Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(c)
Amendment to Articles of Incorporation dated March 3 and March 4, 2004 (effective March 11, 2004) providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to the ING USA Annuity and Life Insurance Company’s 10-Q, filed on May 17, 2004; File No. 033-87270.)

(d)
Amendment to Articles of Incorporation dated March 4, 2004, providing for the change in purpose and powers of ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(e)
Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company dated December 15, 2004. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company, filed on April 9, 2007; File No. 333-133076.)

(f)
Resolution of the Board of Directors for Powers of Attorney, dated April 23, 1999. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 for Golden American Life Insurance Separate and its Separate Account B, filed on April 30, 1999; File No. 333-28679.)

(g)
Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company dated June 25, 2003. (Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on February 13, 2004; File No. 333-28679.)

(h)
Restated Articles of Incorporation for Voya Insurance and Annuity Company dated June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(i)
Amended and Restated Bylaws of Voya Insurance and Annuity Company dated June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(j)
Board Resolutions to Amend Articles and Bylaws to Change Company’s Name. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(7)	Not Applicable

(8) (a)	(1)
Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(2)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(3)
Amendment No. 2, dated as of March 31, 2015, and effective as of April 1, 2015, to the Participation Agreement dated April 25, 2008, by and between BlackRock Investments, LLC., Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(4)
Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; File No. 033-57244.)

(5)
Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; File No. 033-57244.)

(6)
Amendment No. 2, dated as of May 28, 2015, and effective as of April 1, 2015, to Administrative Services Agreement dated April 25, 2008, as amended, by and between BlackRock Advisors, LLC and Voya Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(7)
Rule 22C-2 Agreement, dated no later than April 16, 2007, and effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. (Incorporated herein by reference to Post-Effective Amendment No. 43 to Registration Statement on form N-4, filed on April 7, 2008; File No. 333-28755.)

(8)
Notice and Acknowledgement dated April 18, 2018, from BlackRock Investments, LLC and BlackRock Advisors, Inc. to Voya Insurance and Annuity Company and Directed Services LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(9)
Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc., BlackRock Variable Series Funds II, Inc. and Voya Insurance and Annuity Company, dated June 1, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(10)
Amendment Number 3 to Fund Participation Agreement between BlackRock Investments, LLC, BlackRock Variable Series Funds, Inc., Blackrock Variable Series Funds II, Inc.  and Voya Insurance and Annuity Company, Dated August 28, 2018. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(b)	(1)
Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(2)
Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC.  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on December 2, 2005; File No. 333-33914.)

(3)
Notice and Acknowledgement dated April 18, 2018, from ProFunds and ProFund Advisors LLC to Voya Insurance and Annuity Company and Directed Services LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(c)	(1)
Fund Distribution, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016, and effective December 31, 2015, by and between Voya Insurance and Annuity Company, Directed Services LLC and Voya Investments Distributor, LLC, Voya Balanced Portfolio, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc. Voya Variable Funds, Voya Variable Insurance Trust, Voya Variable Portfolios, Inc. and Voya Variable Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on August 30, 2016; File No. 333-133944.)

(2)
Amended and Restated Fund Participation, Administrative and Shareholder Services Agreement dated May 9, 2018, between Voya Insurance and Annuity Company, Directed Services, LLC, Voya Investments Distributor, LLC and each Voya insurance dedicated funds. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(3)
Rule 22C-2 Agreement dated May 30, 2018, between Voya Investments, LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(4)
Confidentiality and Non-Disclosure Agreement dated September 24, 2018, between VIAC Services Company, Voya Investments, LLC and Voya Investment Management Co. LLC. (Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2019; File No. 333-133944.)

(d) (1)
Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance and Company. (Incorporated herein by reference to Post-Effective Amendment No. 55 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 6, 2011; File No. 333-28679.)

(2)
Amendment No. 1, dated December 1, 2013 (effective December 23, 2013), to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment LLC and ING USA Annuity and Life Insurance Company. (Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company and its Separate Account B, filed on April 9, 2014 (File No. 333-30180.)

(3)
Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (now known as “Voya Investment Management LLC”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company” or “VIAC”). (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 30, 2014 File No. 333-133944.)

(4)
Amendment No. 3, effective as of May 1, 2015, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on December 7, 2015; File No. 333-202174.)

(5)
Amendment No. 4, effective as of March 1, 2016, to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) by and between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registration Statement on Form N-4 for Voya Insurance and Annuity Company and its Separate Account B, filed on June 24, 2016; File No. 333-133944.)

(6)
Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(7)
Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Insurance and Annuity Company. (Incorporated herein by reference Post-Effective Amendment No. 35 to the Form N-4 Registration Statement of Voya Insurance and Annuity Company and its Separate Account B, filed on April 16, 2018; File No. 333-133944.)

(9)	Opinion and Consent of Counsel

(10)	Consent of Independent Registered Public Accounting Firm

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney

Item 25	Directors and Officers of the Depositor
Name and Principal Business Address	Positions and Offices with Depositor
Peter C. Aberg, 10 East 53rd Street, 14th Floor, New York, NY 10022	Director
Susan L. Gooding, 7700 Mills Civic Parkway, 7140 West Des Moines, IA 50266	Director
Daniel G. Kilpatrick, 590 Madison Avenue, 36th Floor, New York, NY 10022	Director
Brenna Romando, 16 Sterling Lake Road, Tuxedo Park, NY 10987	Director
Ned Sadaka, 895 Park Avenue,New York, NY 10075	Director
Vishal Sheth, 9 West 57th Street, New York, NY 10019	Director
Howard L. Shecter, 31 West 52nd Street, New York, NY 10019	Director
Patrick D. Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	President and Chief Executive Officer
David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Financial Officer, Appointed Actuary
Kenneth Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Operating Officer
Thomas Hanson, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Risk Officer
Timothy Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer, Corporate Secretary
Heather Kleis, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Executive Vice President and Chief Human Resources Officer
Timothy Billow, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President and Chief Information Officer
Lindsey Bollinger, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Implementation Officer
Gregory S. Smith, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President, Chief Accounting Officer, Assistant Treasurer
Kristi Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President, Chief Compliance Officer, Assistant Secretary
Michael Guenzler, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Information Security Officer
Dawn (Peck) Micelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Treasurer
Richard Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Treasurer
J. Neil McMurdie, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Assistant Secretary
Kelly Hennigan, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Head of Investment Operations
Timothy Henry, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Vice President and Senior Insurance Portfolio Manager
Jay Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

Item 26	Persons Controlled by or Under Common Control with the Depositor or the Registrant

1.	The depositor, Venerable Insurance and Annuity Company, is a wholly-owned subsidiary of Venerable Holdings, Inc.
2.	Venerable Holdings, Inc. is a wholly-owned subsidiary of VA Capital Company LLC.
3.	As of June 1, 2018, VA Capital Company is principally owned by the following entities:
Apollo Principal Holdings I, L.P.
Jurisdiction – Delaware
Percentage Holdings – 22.9%
Athene Life Re Ltd
Jurisdiction - Bermuda
Percentage Holdings – 21.4%
Crestview Indigo III Holdings, L.P.
Jurisdiction – Delaware
Percentage Holdings – 21.8%
Reverence Capital Partners Opportunities Fund II, L.P.
Jurisdiction – Delaware
Percentage Holdings – 16.0%
Voya Financial, Inc.
Jurisdiction – Delaware
Percentage Holdings – 9.9%

Item 27	Number of Contract Owners

As of September 30, 2019, there were 4,159 qualified Contract Owners and 2,636 nonqualified Contract Owners in the Architect® Variable Annuity Contract.

Item 28	Indemnification

Venerable Insurance and Annuity Company (the “Company”) shall indemnify to the full extent permitted by Chapter 490 of the Code of Iowa, as may be amended from time to time, or by other provisions of applicable law, each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, wherever brought, whether civil, criminal, administrative or investigative, by reason of the fact that he or she is or was a director, officer, fiduciary or employee of the Company, or is or was serving at the request of the Company as a director, officer, fiduciary, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her in connection with such action, suit or proceeding, if he or she acted in good faith and in a manner reasonably believed to be in and not opposed to the best interests of the Company, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful.

Any indemnification as described in the preceding paragraph (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that the indemnification is proper in the circumstances because the person claiming indemnification has met the applicable standard of conduct set forth in therein. Such determination shall be made by the Company’s Board of Directors by a majority vote of a quorum consisting of Directors who were not parties to the action, suit or proceeding in question. If such a quorum is not obtainable, the Board shall retain independent legal counsel who shall make such a determination in a written opinion.

Expenses (including attorney’s fees) incurred in defending a civil or criminal action, suit, or proceeding may be paid by the Company in advance of the final disposition of such action upon receipt of an undertaking by or on behalf of a person entitled to claim indemnification to repay such amount, if it is ultimately determined that he or she is not entitled to be indemnified by the Company.

To the extent permitted by law, the Company or its parents may purchase and maintain insurance on behalf of any person or persons described in the preceding paragraphs of this Item 28 against any liability asserted against and incurred by him or her, whether or not the Company would have power to indemnify him or her as described above.

Consistent with the laws of the State of Iowa, VA Capital Company LLC (“VA Capital”) maintains various insurance policies issued by reputable insurers covering VA Capital and any company in which VA Capital has a controlling interest, including the Company and the principal underwriter. These policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of VA Capital and/or its subsidiaries. The policies include, but are not limited to, the following types of coverages: Professional Liability, Directors & Officers Liability, Cyber Liability, Employment Practices Liability, Fiduciary Liability, and Financial Institutional Bond.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 29	Principal Underwriter

(a)	Directed Services LLC serves as principal underwriter for all contracts issued by Venerable Insurance and Annuity Company through its Separate Accounts A, B EQ, U and the Alger Separate Account A.

(b)	The following information is furnished with respect to the principal officers and directors of Directed Services, LLC, the Registrant’s Distributor.

Name and Principal Business Address	Positions and Offices with Underwriter
Patrick D. Lusk, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director
Kenneth Brown, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Director, President and Chief Executive Officer
David P. Wiland, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Director and Executive Vice President
Timothy Brown, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Executive Vice President, Chief Legal Officer and Secretary
Richard Gelfand, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Chief Financial Officer
Kristi Harding, 699 Walnut Street, Suite 1350, Des Moines, IA 50309	Senior Vice President and Assistant Secretary
Gregory S. Smith, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Treasurer
Michael Guenzler, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Senior Vice President and Chief Information Security Officer
Jay Lemoncelli, 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380	Assistant Secretary

(c)	Compensation from the Registrant.

(1) Name of Principal Underwriter	(2) 2017 Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Directed Services, LLC	$153,949,046	$0	$0	$0

Item 30	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at:  699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942 and 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380.

Item 31	Management Services

None.

Item 32	Undertakings

Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Representations

The account meets the definition of a “separate account” under federal securities laws.

Venerable Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by Venerable Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account B of Venerable Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 39 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, duly authorized, in the Town of Glastonbury, State of Connecticut, on the 15th day of October, 2019.

SEPARATE ACCOUNT B
(Registrant)
By:	VENERABLE INSURANCE AND ANNUITY COMPANY
(Depositor)

	By:	Patrick D. Lusk*
Patrick D. Lusk President (principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 39 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title

Patrick D. Lusk*	President and Chief Executive Officer
Patrick D. Lusk	(principal executive officer)

David P. Wiland*	Executive Vice President and Chief Financial Officer
David P. Wiland

Gregory S. Smith*	Senior Vice President and Chief Accounting Officer
Gregory S. Smith	(principal accounting officer)

Peter C. Aberg*	Director
Peter C. Aberg		October 15, 2019

Susan L. Gooding*	Director
Susan L. Gooding

Daniel G. Kilpatrick*	Director
Daniel G. Kilpatrick

Brenna Romando*	Director
Brenna Romando

Ned Sadaka*	Director
Ned Sadaka

_______________	Director
Vishal Sheth

Howard L. Shecter*	Director
Howard L. Shecter

By: /s/ J. Neil McMurdie
*Attorney-in-Fact

*	Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney filed as an exhibit to this Registration Statement.

EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney